Segment Information (Summary of Financial Information by Geographical Area) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Sales	$ 25,972	$ 29,056
Non-current assets	37,286	37,710
Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	25,972	29,056
Intersegment amounts [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0
Canpotex [Member]
Disclosure of geographical areas [Line Items]
Sales	(4)	394
Non-current assets	0	0
Canpotex [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	1,658	2,076
United States [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	15,773	16,001
United States [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	15,899	17,656
Canada [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	19,281	18,987
Canada [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	2,872	3,111
Trinidad [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	730	661
Trinidad [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	69	29
Brazil customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	138	555
Brazil customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	855	1,048
Other [Member]
Disclosure of geographical areas [Line Items]
Sales	264	557
Non-current assets	353	389
Other [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	581	871
Australia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	948	1,069
Australia [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,305	3,389
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	368	526
Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	317	314
Other South America Customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	63	48
Other South America Customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 733	$ 876